Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 11 — Share-Based Compensation

2018 Stock Plan

On November 27, 2018, the Legacy Xos’ board of directors and stockholders adopted the 2018 Stock Plan. There are no shares available for issuance under the 2018 Stock Plan; however, the 2018 Stock Plan continues to govern the terms and conditions of the outstanding awards granted under the 2018 Stock Plan.

Options

As of March 31, 2023, there were 1,569,996 Options outstanding under the 2018 Stock Plan. The amount and terms of Option grants were determined by the board of directors of Legacy Xos. The Options granted under the 2018 Stock Plan generally expire within 10 years from the date of grant and generally vest over 4 years, at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter based on continued service.

Stock option activity during the three months ended March 31, 2023 consisted of the following:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2022 – Options outstanding	1,572,451	$0.02	$0.02	7.14	$670,451
Granted	-	-	-
Exercised	1,647	0.02	0.02
Forfeited	808	0.02	0.02
March 31, 2023 – Options outstanding	1,569,996	$0.02	$0.02	6.90	$798,297
March 31, 2023 – Options vested and exercisable	1,105,080	$0.02	$0.02	6.74	$562,066

Aggregate intrinsic value represents the difference between the exercise price of the options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the three months ended March 31, 2023 and 2022 were approximately $800 and $1,000, respectively.

The Company estimates the fair value of options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free rate and expected dividend yield rate. There were no option grants during the three months ended March 31, 2023 and 2022.

2021 Equity Incentive Plan

On August 19, 2021 the Company’s stockholders approved the 2021 Equity Incentive Plan (the “2021 Equity Plan”), which was ratified by the Company’s board of directors on August 20, 2021. The 2021 Equity Plan provides for the grant of incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”) to employees, including employees of any parent or subsidiary, and for the grant of no statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, RSUs, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Xos’ affiliates.

As of March 31, 2023, there were 20,701,956 shares of Common Stock available for issuance under the 2021 Equity Plan.

RSU activity during the three months ended March 31, 2023 consisted of the following:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2022 – RSUs outstanding	10,308,272	$1.45	$4,565,534
Granted	1,156,455	$0.83	$969,652
Vested	1,590,991	$1.02	$1,089,668
Forfeited	650,204	$1.21	$514,189
March 31, 2023 – RSUs outstanding	9,223,532	$1.47	$4,842,354

The Company recognized stock-based compensation expense (including earn-out RSUs) in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2023, and 2022 totaling approximately $2.0 million and $1.4 million, respectively, which consisted of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Cost of goods sold	$129	$29
Research and development	501	261
Sales and marketing	267	58
General and administrative	1,115	1,043
Total stock-based compensation expense	$2,012	$1,391

The unamortized stock-based compensation expense was $12.1 million as of March 31, 2023, and weighted average remaining amortization period as of March 31, 2023 was 2.53 years.

The aggregate fair value of RSUs that vested was $1.1 million during the three months ended March 31, 2023.

Note 13 – Stock-Based Compensation

2018 Stock Plan

On November 27, 2018, Legacy Xos’ board of directors and stockholders adopted the 2018 Stock Plan. There are no shares available for issuance under the 2018 Stock Plan, however, the 2018 Stock Plan continues to govern the terms and conditions of the outstanding awards granted under the 2018 Stock Plan.

Options

As of December 31, 2022 there were 1,572,451 Options outstanding under the 2018 Stock Plan. The amount and terms of option grants were determined by the board of directors of Legacy Xos. The options granted under the 2018 Stock Plan generally expire within 10 years from the date of grant and generally vest over four years, at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter based on continued service.

Stock option activity for the year ended December 31, 2022 consisted of the following:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2021 – Options outstanding	1,838,759	$0.02	$0.02	8.22	$5,756,797
Granted	–	–	–
Exercised	144,712	0.04	0.03
Forfeited	121,596	0.03	0.03
December 31, 2022 – Options outstanding	1,572,451	$0.02	$0.02	7.14	$670,451
December 31, 2022 – Options vested and exercisable	965,454	$0.02	$0.02	6.97	$411,741

Aggregate intrinsic value represents the difference between the exercise price of the options and the fair value of the Company’s Common Stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2022 and 2021 were approximately $0.7 million and $5.8 million, respectively.

The Company estimates the fair value of options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free rate and expected dividend yield rate. There were no option grants during the years ended December 31, 2022 and 2021.

2021 Equity Plan

On August 19, 2021 the Company’s stockholders approved the 2021 Equity Plan, which was ratified by the Company’s board of directors on August 20, 2021. The 2021 Equity Plan provides for the grant of incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”) to employees, including employees of any parent or subsidiary, and for the grant of no statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, RSUs, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Xos’ affiliates.

As of December 31, 2022, there were 12,782,447 shares of Common Stock available for issuance under the 2021 Equity Plan.

RSU activity for the year ended December 31, 2022 consisted of the following:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2021 – RSU outstanding	1,844,820	3.60	$5,811,183
Granted	11,268,054	1.42	15,727,706
Vested	1,217,537	3.09	1,932,613
Forfeited	1,587,065	2.67	2,584,102
December 31, 2022 – RSU outstanding	10,308,272	1.45	$4,565,534

The Company recognized stock-based compensation expense in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2022 and 2021 totaling approximately $5.2 million and $1.7 million, respectively, which consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Cost of goods sold	$406	$–
Research and development	860	361
Sales and marketing	472	108
General and administrative	3,484	1,189
Total	$5,222	$1,658

The unamortized stock-based compensation was $13.5 million as of December 31, 2022, and weighted average remaining amortization period as of December 31, 2022 was 2.26 years.

The aggregate fair value of RSUs that vested was $1.9 million during the year ended December 31, 2022.